PRINCETON ADAPTIVE PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 89.3%
	U.S. TREASURY BILLS — 89.3%
112,000	United States Treasury Bill(a)			0.0000	12/29/22	$ 111,311
10,000	United States Treasury Bill(a)			0.0000	01/12/23	9,921
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $121,346)					121,232

Shares						Fair Value
	SHORT-TERM INVESTMENT — 6.2%
	MONEY MARKET FUND - 6.2%
8,399	First American Government Obligations Fund Class X, 2.91% (Cost $8,399)(b)					8,399

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.0% (d)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.0%(d)
2	S&P 500 Index	IB	11/02/2022	$ 3,150	$ 630,000	$ 5
2	S&P 500 Index	IB	11/04/2022	3,075	615,000	15
1	S&P 500 Index	IB	11/04/2022	3,180	318,000	8
	TOTAL PUT OPTIONS PURCHASED (Cost - $128)					28

	TOTAL INVESTMENTS - 95.5% (Cost $129,873)					$ 129,659
	PUT OPTIONS WRITTEN - 0.0%(d) (Proceeds - $191)					(38)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.5%					6,178
	NET ASSETS - 100.0%					$ 135,799

Contracts(c)
	WRITTEN INDEX OPTIONS – (0.0)% (e)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN – (0.0)%(e)
2	S&P 500 Index	IB	11/02/2022	$ 3,250	$ 650,000	$ 10
2	S&P 500 Index	IB	11/04/2022	3,175	635,000	15
1	S&P 500 Index	IB	11/04/2022	3,280	328,000	13
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $191)					38

IB	Interactive Brokers
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2022.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to less than 0.1%.
(e)	Percentage rounds to greater than (0.1%).